UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Auto Components — 1.9%
Dana Holding Corp.	149,840	$2,834,973

		$2,834,973

Building Products — 1.9%
Armstrong World Industries, Inc.(1)	48,650	$2,708,832

		$2,708,832

Capital Markets — 5.2%
Cohen & Steers, Inc.	61,107	$2,204,129
HFF, Inc., Class A	78,210	2,313,452
Lazard, Ltd., Class A	72,200	3,087,272

		$7,604,853

Chemicals — 5.1%
Balchem Corp.	76,920	$4,193,678
Cytec Industries, Inc.	35,910	3,230,823

		$7,424,501

Commercial Banks — 5.8%
First Financial Holdings, Inc.	23,148	$1,424,759
PacWest Bancorp	35,270	1,414,680
Signature Bank(1)	23,960	2,924,558
Texas Capital Bancshares, Inc.(1)	45,052	2,679,242

		$8,443,239

Commercial Services & Supplies — 5.3%
Clean Harbors, Inc.(1)	39,940	$2,239,835
Interface, Inc.	116,660	2,444,027
Team, Inc.(1)	72,004	3,047,930

		$7,731,792

Communications Equipment — 0.8%
Riverbed Technology, Inc.(1)	62,160	$1,225,795

		$1,225,795

Construction & Engineering — 4.0%
Foster Wheeler AG(1)	95,050	$2,849,599
MYR Group, Inc.(1)	118,720	2,976,310

		$5,825,909

Electrical Equipment — 1.7%
Generac Holdings, Inc.	51,650	$2,485,915

		$2,485,915

Electronic Equipment, Instruments & Components — 6.1%
FEI Co.	40,160	$3,763,795
FLIR Systems, Inc.	75,890	2,407,231
InvenSense, Inc.(1)	56,670	1,115,832
National Instruments Corp.	57,575	1,669,675

		$8,956,533

Food & Staples Retailing — 1.5%
United Natural Foods, Inc.(1)	32,020	$2,163,591

		$2,163,591

Security	Shares	Value
Food Products — 2.3%
Hain Celestial Group, Inc. (The)(1)	37,150	$3,413,714

		$3,413,714

Health Care Equipment & Supplies — 3.7%
Analogic Corp.	39,260	$3,755,219
Cynosure, Inc., Class A(1)	61,320	1,645,216

		$5,400,435

Health Care Providers & Services — 2.6%
MEDNAX, Inc.(1)	31,840	$1,771,578
Team Health Holdings, Inc.(1)	48,790	2,105,776

		$3,877,354

Household Durables — 1.8%
Ryland Group, Inc. (The)	57,520	$2,567,693

		$2,567,693

Household Products — 2.3%
Church & Dwight Co., Inc.	53,080	$3,427,906

		$3,427,906

Insurance — 6.4%
Allied World Assurance Co. Holdings, Ltd.	6,950	$715,294
Endurance Specialty Holdings, Ltd.	42,080	2,204,571
HCC Insurance Holdings, Inc.	48,370	2,075,557
Horace Mann Educators Corp.	79,150	2,208,285
Stewart Information Services Corp.	67,140	2,182,721

		$9,386,428

IT Services — 5.9%
Euronet Worldwide, Inc.(1)	87,040	$3,730,534
Global Cash Access Holdings, Inc.(1)	278,000	2,357,440
WEX, Inc.(1)	30,180	2,485,625

		$8,573,599

Life Sciences Tools & Services — 3.3%
Bruker Corp.(1)	107,210	$2,181,724
Charles River Laboratories International, Inc.(1)	48,180	2,723,615

		$4,905,339

Machinery — 4.6%
RBC Bearings, Inc.(1)	53,186	$3,448,580
Valmont Industries, Inc.	22,540	3,299,405

		$6,747,985

Marine — 1.5%
Kirby Corp.(1)	22,120	$2,207,355

		$2,207,355

Oil, Gas & Consumable Fuels — 4.9%
Goodrich Petroleum Corp.(1)	135,710	$2,336,926
Kodiak Oil & Gas Corp.(1)	242,140	2,569,106
PDC Energy, Inc.(1)	45,700	2,278,602

		$7,184,634

Paper & Forest Products — 0.8%
Boise Cascade Co.(1)	37,181	$1,133,649

		$1,133,649

Real Estate Investment Trusts (REITs) — 3.7%
Gramercy Property Trust, Inc.(1)	6,487	$37,754
PS Business Parks, Inc.	39,521	3,105,165

Security	Shares	Value
Sovran Self Storage, Inc.	16,170	$1,098,105
Terreno Realty Corp.	71,720	1,238,604

		$5,479,628

Road & Rail — 1.6%
Avis Budget Group, Inc.(1)	63,790	$2,405,521

		$2,405,521

Semiconductors & Semiconductor Equipment — 4.7%
Cypress Semiconductor Corp.(1)	217,640	$2,185,105
Monolithic Power Systems, Inc.(1)	67,190	2,196,441
Teradyne, Inc.(1)	134,570	2,531,262

		$6,912,808

Software — 2.2%
Mentor Graphics Corp.	154,950	$3,222,960

		$3,222,960

Specialty Retail — 2.3%
DSW, Inc., Class A	34,740	$1,307,961
Pier 1 Imports, Inc.	110,380	2,109,362

		$3,417,323

Transportation Infrastructure — 1.6%
Wesco Aircraft Holdings, Inc.(1)	107,820	$2,409,777

		$2,409,777

Total Common Stocks (identified cost $99,600,304)		$140,080,041

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	$6,809	$6,808,889

Total Short-Term Investments (identified cost $6,808,889)		$6,808,889

Total Investments — 100.1% (identified cost $106,889,193)		$146,888,930

Other Assets, Less Liabilities — (0.1)%		$(212,542)

Net Assets — 100.0%		$146,676,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $1,103.

The Portfolio did not have any open financial instruments at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,846,450

Gross unrealized appreciation	$41,306,065
Gross unrealized depreciation	(1,263,585)

Net unrealized appreciation	$40,042,480

Restricted Securities

At January 31, 2014, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities			$480,000	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$140,080,041	*	$—	$—		$140,080,041
Special Warrants	—		—	0	*	0
Short-Term Investments	—		6,808,889	—		6,808,889
Total Investments	$140,080,041		$6,808,889	$—		$146,888,930

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014